Particulars of Employees	6 Months Ended
Dec. 31, 2020
Disclosure of additional information [Abstract]
Particulars of Employees	Particulars of Employees (including Directors)

	Six Months Ended 31 December
	2020	2019
The average number of staff employed by the group during the period (including directors):
Number of operational staff	6,417	5,405
Number of administrative staff	714	571
Number of management staff	8	8
Total	7,139	5,984